Statement of Cash Flows - Additional Information (Detail) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash Flow Statement [Abstract]
Cash and cash equivalents include cash	kr 19,746	kr 24,014
Cash equivalents	18,603	30,036
Cash and cash equivalents	kr 2,246	kr 2,616